Note 2 - Summary of Significant Accounting Policies - Customers and Accounts Receivable (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Percentage of revenue	0.00%	100.00%	100.00%	100.00%
Variance	(100.00%)		0.00%
Department of Defense [Member]
Percentage of revenue	0.00%	73.70%	81.20%	64.50%
Variance	(73.70%)		16.70%
Incuron [Member]
Percentage of revenue	0.00%	26.30%	18.80%	35.50%
Variance	(26.30%)		(16.70%)